As filed with the Securities and Exchange Commission on May 20, 2011
1933 Act File No. 002-38679
1940 Act File No. 811-02064

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
          ☐ Pre-Effective Amendment No.
          ☑ Post-Effective Amendment No. 65
and
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          ☑ Amendment No. 65
Pax World Funds Series Trust I
(Exact Name of Registrant as Specified in Charter)
30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801
(Address of Principal Executive Offices)
(800) 767-1729
(Registrant’s Telephone Number, including Area Code)
Joseph F. Keefe
Pax World Management Corp.
30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801
(Name and Address of Agent for Service)
Copies of Communications to:
Gregory D. Sheehan, Esq.
Ropes & Gray, LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199
Approximate Date of Proposed Public Offering: As soon as possible following the effectiveness of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTICE
     A copy of the Agreement and Declaration of Trust of Pax World Funds Series Trust I (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Registrant by officers of the Registrant as officers and by trustees of the Registrant as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 20th day of May, 2011.

PAX WORLD FUNDS SERIES TRUST I (Registrant)
By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Joseph F. Keefe Joseph F. Keefe	Trustee, Chief Executive Officer	May 20, 2011
(Principal Executive Officer)

/s/ Alicia K. DuBois Alicia K. DuBois	Treasurer (Principal Financial	May 20, 2011
and Accounting Officer)

Adrian P. Anderson* Adrian P. Anderson	Trustee	May 20, 2011

Carl H. Doerge, Jr.* Carl H. Doerge, Jr.	Trustee	May 20, 2011

Cynthia Hargadon* Cynthia Hargadon	Trustee	May 20, 2011

Louis F. Laucirica* Louis F. Laucirica	Trustee	May 20, 2011

John L. Liechty* John L. Liechty	Trustee	May 20, 2011

Laurence A. Shadek* Laurence A. Shadek	Trustee	May 20, 2011

Nancy S. Taylor* Nancy S. Taylor	Trustee	May 20, 2011

	*By:	/s/ Joseph F. Keefe
Joseph F. Keefe
May 20, 2011		As Attorney-in-Fact